Foregiveness of Debt Disclosure	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020
Notes
Foregiveness of Debt Disclosure

NOTE 5- FORGIVENESS OF DEBT

During the nine-month period ended October 31, 2020, the Company recorded $74,336 as forgiveness of debt associated with reversal of an old debt which exceeded the statute of limitations as promulgated under Chilean Laws (October 31, 2019 - $Nil).

During the nine-month period ended October 31, 2020, the Company entered into an agreement with its former legal representative in Chile (the “Debt Holder”) whereby the Debt Holder agreed to forgive the amounts the Company owed to him for unpaid salaries, being $127,277 (101,385,974 pesos), and a total of $25,487 (20,302,303 pesos) the Company owed under 8% notes payable, in exchange for $40,000, of which $25,000 the Company paid on August 10, 2020. The remaining $15,000 payable to the Debt Holder accumulates no interest and is payable at the discretion of the Company but no later than on October 29, 2021. The transaction resulted in $114,892 forgiveness of debt.

NOTE 4 -FORGIVENESS OF DEBT

During the year ended January 31, 2019, the Company reached an agreement with certain service providers to forgive portion of debt the Company owed to them as at July 31, 2018. As a result of these agreements, the Company recognized $124,512 as forgiveness of debt. In addition, at July 31, 2018, the Company recorded an additional $38,211 as forgiveness of debt associated with reversal of old debt which exceeded the statute of limitations.